Summary of significant accounting policies (Policies)	6 Months Ended
Sep. 30, 2014
Principles of consolidation

a. Principles of consolidation

The consolidated financial statements include the accounts of HDFC Bank Limited and its subsidiaries. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in Non-interest revenue, other. The Bank consolidates Variable Interest Entities (VIEs) where the Bank is determined to be the primary beneficiary under Financial Accounting Standard Board Accounting Standard Codification “FASB ASC” Topic 810 “Consolidations”. All significant inter-company accounts and transactions are eliminated on consolidation.

Basis of presentation

b. Basis of presentation

These financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”). US GAAP differs in certain material respects from accounting principles generally accepted in India, the requirements of India’s Banking Regulation Act 1949 and related regulations issued by the Reserve Bank of India (“RBI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose financial statements of the Bank in India. Principal differences, insofar as they relate to the Bank, include: determination of the allowance for credit losses, classification and valuation of investments, accounting for deferred income taxes, stock-based compensation, employee benefits, loan origination fees, derivative financial instruments, business combination and the presentation format and disclosures of the financial statements and related notes. The condensed consolidated balance sheet at March 31, 2014 has been derived from the Bank’s audited consolidated financial statement at that date. In the opinion of management, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation have been included.

Use of estimates

c. Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from these estimates. Material estimates included in these financial statements that are susceptible to change include the allowance for credit losses, the valuation of unquoted investments, other than temporary impairment, valuation of derivatives, stock-based compensation and impairment assessment of goodwill.

Allowance for credit losses

d. Allowance for credit losses

The Bank provides an allowance for credit losses based on management’s best estimate of losses inherent in the loan portfolio which includes troubled debt restructuring. The allowance for credit losses consists of allowances for retail loans and wholesale loans.

Retail

The Bank’s retail loan loss allowance consists of specific and unallocated allowances.

The Bank establishes a specific allowance on the retail loan portfolio based on factors such as the nature of the product, delinquency levels or the number of days the loan is past due and the nature of the security available. Additionally the Bank monitors loan to value ratios for loan against securities. The loans are charged off against allowances typically when the account becomes 150 to 1,083 days past due depending on the type of loan. The defined delinquency levels at which major loan types are charged off are 150 days past due for personal loans and credit card receivables, 180 days past due for auto loans, commercial vehicle and construction equipment finance, 720 days past due for housing loans and on a customer by customer basis in respect of retail business banking when management believes that any future cash flows from these loans are remote including realization of collateral, if applicable, and where any restructuring or any other settlement arrangements are not feasible.

The Bank also records unallocated allowances for its retail loans by product type. The Bank’s retail loan portfolio is comprised of groups of large numbers of small value homogeneous loans. The Bank establishes an unallocated allowance for loans in each product group based on its estimate of the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its unallocated allowance for retail loans based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

Wholesale

The allowance for wholesale loans consists of specific and unallocated components. The allowance for such credit losses is evaluated on a regular basis by management and is based upon management’s view of the probability of recovery of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, factors affecting the industry which the loan exposure relates to and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are charged off against the allowance when management believes that the loan balance cannot be recovered. Subsequent recoveries, if any, against write-off cases, are adjusted to provision for credit losses in the consolidated statement of income.

The Bank grades its wholesale loan accounts considering both qualitative and quantitative criteria. Wholesale loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due.

The Bank establishes specific allowances for each impaired wholesale loan customer in the aggregate for all facilities, including term loans, cash credits, bills discounted and lease finance, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate or the net realizable value of the collateral if the loan is collateral dependent.

Wholesale loans that experience insignificant payment delays and payment shortfalls are generally not classified as impaired but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed.

In light of the significant growth in the size and diversity of its wholesale loan portfolio, the Bank has also established an unallocated allowance for wholesale standard loans based on the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its wholesale unallocated allowance based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio.

Income tax	e. Income tax The Bank estimates its income tax expense for the interim periods based on its best estimate of the expected effective income tax rate for a full year.
Revenue recognition

f. Revenue recognition

Interest income from loans and from investments is recognized on an accrual basis using effective interest method when earned except in respect of loans or investments placed on non-accrual status, where it is recognized when received. Nominal loan application fees are charged which offset the related costs incurred.

Fees and commissions from guarantees issued are amortized over the contractual period of the commitment, provided the amounts are collectible.

Dividends from investments are recognized when declared.

Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.

Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.

Recently adopted accounting standards

g. Recently adopted accounting standards

In July 2013, the FASB issued ASU No. 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (“ASU 2013-11”). As per the amendment, an unrecognized tax benefit should be presented as a reduction of a deferred tax asset for a net operating loss (NOL) or other tax credit carry forward when settlement in this manner is available under the tax law. The assessment of whether settlement is available under the tax law would not consider future events (e.g., upcoming expiration of related NOL carry forwards). This classification should not affect an entity’s analysis of the realization of its deferred tax assets. Gross presentation in the rollforward of unrecognized tax positions in the notes to the financial statements would still be required. ASU 2013-11 is effective for interim and annual periods beginning on or after December 15, 2013. The adoption of this guidance effective April 1, 2014 did not have a material impact on the Bank’s consolidated financial position or results of operations.

Recently issued accounting pronouncements not yet effective

h. Recently issued accounting pronouncements not yet effective

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”. This update clarifies the principles for revenue recognition in transactions involving contracts with customers. The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. The Bank has not yet evaluated what impact, if any, the adoption of this guidance may have on the Bank’s financial condition, results of operations, or disclosures.

In June 2014, the FASB issued ASU No. 2014-11, “Transfers and Servicing (Topic 860)”. The amendments in this update change the current accounting outcome by requiring repurchase-to-maturity transactions to be accounted for as secured borrowings and for repurchase financing arrangement the amendments require separate accounting for a transfer of the financial asset executed contemporaneously with a repurchase agreement with same counterparty. The amendments also require new disclosures. The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2014 and early adoption is not permitted. The Bank has not yet evaluated what impact, if any, the adoption of this guidance may have on the Bank’s financial condition, results of operations, or disclosures.

In August 2014, the FASB also issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This ASU requires management to perform an assessment of going concern and provides specific guidance on when and how to assess or disclose going concern uncertainties. The new standard also defines terms used in the evaluation of going concern, such as “substantial doubt.” Following application, the Bank will be required to perform assessments at each annual and interim period, provide an assessment period of one year from the issuance date, and make disclosures in certain circumstances in which substantial doubt is identified. The amendment will be effective for the Bank for the first reporting period ending after December 15, 2016. Earlier application is permitted. The Bank does not expect this ASU to have an impact on its financial position, result of operations, or disclosures.

Convenience translation

i. Convenience translation

The accompanying financial statements have been expressed in Indian Rupees (“Rs.”), the Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the six months period ended September 30, 2014 have been translated into U.S. dollars at U.S.$1.00 = Rs. 61.92 as published by the Federal Reserve Board of New York on September 30, 2014. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.